Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Deposits from related parties	$ 133,441	$ 7,190
Legal and other fees	128	79	$ 300
Insurance service fees	$ 280	$ 229	$ 106